Liabilities, Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Liabilities, Commitments and Contingencies
Note 10 – Liabilities, Commitments and Contingencies
737 MAX Customer Concessions and Other Considerations
During the first quarter of 2024, we recorded an earnings charge of $443, net of insurance recoveries, in connection with estimated considerations to customers for disruption related to the Alaska Airlines
737-9
accident and
737-9
grounding. This charge is reflected in the financial statements as a reduction to revenue.
The following table summarizes changes in the 737 MAX customer concessions and other considerations liability during the six months ended June 30, 2024 and 2023.

	2024	2023
Beginning balance – January 1	$1,327	$1,864
Reductions for payments made	(681)	(273)
Reductions for concessions and other in-kind considerations	(221)	(51)
Changes in estimates	510	(26)

Ending balance – June 30	$935	$1,514

At June 30, 2024, $92 of the liability balance remains subject to negotiations with customers. The contracted amount includes $208 expected to be paid in cash in 2024, while the remaining amounts are primarily expected to be liquidated by lower customer delivery payments.

Environmental
The following table summarizes changes in environmental remediation liabilities during the six months ended June 30, 2024 and 2023.

	2024	2023
Beginning balance – January 1	$844	$752
Reductions for payments made, net of recoveries	(40)	(24)
Changes in estimates	27	72

Ending balance – June 30	$831	$800

The liabilities recorded represent our best estimate or the low end of a range of reasonably possible costs expected to be incurred to remediate sites, including operation and maintenance over periods of up to 30 years. It is reasonably possible that we may incur costs that exceed these recorded amounts because of regulatory agency orders and directives, changes in laws and/or regulations, higher than expected costs and/or the discovery of new or additional contamination. As part of our estimating process, we develop a range of reasonably possible alternate scenarios that includes the high end of a range of reasonably possible cost estimates for all remediation sites for which we have sufficient information based on our experience and existing laws and regulations. There are some potential remediation obligations where the costs of remediation cannot be reasonably estimated. At June 30, 2024 and December 31, 2023, the high end of the estimated range of reasonably possible remediation costs exceeded our recorded liabilities by $964 and $1,030.
Product Warranties
The following table summarizes changes in product warranty liabilities recorded during the six months ended June 30, 2024 and 2023.

	2024	2023
Beginning balance – January 1	$2,448	$2,275
Additions for current year deliveries	42	92
Reductions for payments made	(227)	(179)
Changes in estimates	(8)	338

Ending balance – June 30	$2,255	$2,526

Commercial Aircraft
Trade-In
Commitments
In conjunction with signing definitive agreements for the sale of new aircraft, we have entered into trade-in
commitments with certain customers that give them the right to trade in used aircraft at a specified price. The probability that trade-in
commitments will be exercised is determined by using both quantitative information from valuation sources and qualitative information from other sources. The probability of exercise is assessed quarterly, or as events trigger a change, and takes into consideration the current economic and airline industry environments.
Trade-in
commitments, which can be terminated by mutual consent with the customer, may be exercised only during the period specified in the agreement, and require advance notice by the customer.
Trade-in
commitment agreements at June 30, 2024, have expiration dates from 2024 through 2030. At June 30, 2024 and December 31, 2023, total contractual trade-in
commitments were $1,375 and $1,415. As of June 30, 2024 and December 31, 2023, we estimated it was probable we would be obligated to perform on certain of these commitments with net amounts payable to customers totaling $434 and $407 and the fair value of the related trade-in
aircraft was $434 and $407.

Financing Commitments
Financing commitments related to aircraft on order, including options and those proposed in sales campaigns, and refinancing of delivered aircraft, totaled $17,356 and $17,003 as of June 30, 2024 and December 31, 2023. The estimated earliest potential funding dates for these commitments as of June 30, 2024 are as follows:

Total
July through December 2024	$1,508
2025	3,529
2026	4,027
2027	2,891
2028	1,643
Thereafter	3,758

Total	$17,356

As of June 30, 2024, $14,030 of these financing commitments relate to customers we believe have less than investment-grade credit. We have concluded that no reserve for future potential losses is required for these financing commitments based upon the terms, such as collateralization and interest rates, under which funding would be provided.
Other Financial Commitments
We have financial commitments to make additional capital contributions totaling $262 to certain joint ventures over the next nine years.
Standby Letters of Credit and Surety Bonds
We have entered into standby letters of credit and surety bonds with financial institutions primarily relating to the guarantee of our future performance on certain contracts and security agreements. Contingent liabilities on outstanding letters of credit agreements and surety bonds aggregated approximately
$3,184 and $4,548 as of June 30, 2024 and December 31, 2023.
Supply Chain Financing Programs
The Company has supply chain financing programs in place under which participating suppliers may elect to obtain payment from an intermediary. The Company confirms the validity of invoices from participating suppliers and agrees to pay the intermediary an amount based on invoice totals. The majority of amounts payable under these programs are due within 30 to 90 days but may extend up to 12 months. At June 30, 2024 and December 31, 2023, Accounts payable included $2.7 billion and $2.9 billion payable to suppliers who have elected to participate in these programs. We do not believe that future changes in the availability of supply chain financing would have a significant impact on our liquidity.
Recoverable Costs on Government Contracts
Our final incurred costs for each year are subject to audit and review for allowability by the U.S. government, which can result in payment demands related to costs they believe should be disallowed. We work with the U.S. government to assess the merits of claims and where appropriate reserve for amounts disputed. If we are unable to satisfactorily resolve disputed costs, we could be required to record an earnings charge and/or provide refunds to the U.S. government.

Fixed-Price Contracts
Long-term contracts that are contracted on a fixed-price basis could result in losses in future periods. Certain of the fixed-price contracts are for the development of new products, services and related technologies. This development work scope is inherently uncertain and subject to significant variability in estimates of the cost and time required to complete the work by us and our suppliers. The operational and technical complexities of fixed-price development contracts create financial risk, which could trigger additional earnings charges, termination provisions, order cancellations, or other financially significant exposure.
VC-25B
Presidential Aircraft
The Company’s firm fixed-price contract for the Engineering and Manufacturing Development (EMD) effort on the U.S. Air Force’s (USAF)
VC-25B
Presidential Aircraft, commonly known as Air Force One, is a $4 billion program to develop and modify two
747-8
commercial aircraft. During 2023, we increased the reach-forward loss on the contract by $482 driven by engineering changes to support the build and installation process; the resolution of supplier negotiations; and factory performance related to labor instability. During the three months ended June 30, 2024, we increased the reach-forward loss on the contract by $250 primarily driven by higher than anticipated costs due to engineering design changes related to wiring and other structural requirements. Risk remains that we may record additional losses in future periods.
KC-46A
Tanker
In 2011, we were awarded a contract from the USAF to design, develop, manufacture, and deliver four next generation aerial refueling tankers as well as priced options for 13 annual production lots totaling 179 aircraft. Since 2016, the USAF has authorized ten low rate initial production (LRIP) lots for a total of 139 aircraft. The EMD contract and authorized LRIP lots total approximately $27 billion as of June 30, 2024. The
KC-46A
Tanker is a derivative of the 767 commercial airplane program with the majority of the manufacturing costs being incurred in the 767 factory and the remaining costs being incurred in the military finishing and delivery centers.
During 2023, we increased the reach-forward loss on the
KC-46A
Tanker program by $309 primarily resulting from factory disruption and additional rework due to a supplier quality issue. During the first quarter of 2024, we increased the reach-forward loss by $128, primarily due to factory disruption associated with supply chain constraints. During the three months ended June 30, 2024, we increased the reach-forward loss on the contract by $391 primarily reflecting higher than anticipated factory disruption, including supply chain constraints and parts shortages. As of June 30, 2024, we had approximately $139 of capitalized precontract costs and $205 of potential termination liabilities to suppliers related to future production lots. Risk remains that we may record additional losses in future periods.
MQ-25
In the third quarter of 2018, we were awarded the
MQ-25
EMD contract by the U.S. Navy. The contract is a fixed-price contract that now includes development and delivery of seven aircraft and test articles at a contract price of $890. In connection with winning the competition, we recognized a reach-forward loss of $291 in the third quarter of 2018. During 2023, we increased the reach-forward loss by $231 primarily driven by production and flight testing delays as well as higher than anticipated production costs to complete EMD aircraft attributable to factory performance. During the first quarter of 2024, we were awarded a cost-type contract modification totaling $657 for two additional test aircraft plus other scope increases. Risk remains that we may record additional losses in future periods.

T-7A
Red Hawk EMD Contract & Production Options
In 2018, we were awarded the
T-7A
Red Hawk program. The EMD portion of the contract is a $860 fixed-price contract and includes five aircraft and seven simulators. The production portion of the contract includes 11 production lots for aircraft and related services for 346
T-7A
Red Hawk aircraft that we believe are probable of being exercised. We expect the first production and support contract option to be exercised in 2025.
During 2023, we increased the reach-forward loss on the
T-7A
Red Hawk program by $275 primarily reflecting higher estimated production costs. During the first quarter of 2024, we increased the reach-forward loss on the
T-7A
Red Hawk program by $94 primarily reflecting further increases in estimated production costs. During the three months ended June 30, 2024, we increased the reach-forward loss on the program by $278 primarily driven by higher than anticipated costs to meet certain technical and support requirements, and flight test program inefficiencies and delays. At June 30, 2024, we had approximately $258 of capitalized precontract costs and $451 of potential termination liabilities to suppliers related to future production lots. Risk remains that we may record additional losses in future periods.
Commercial Crew
National Aeronautics and Space Administration (NASA) has contracted us to design and build the
CST-100
Starliner spacecraft to transport crews to the International Space Station (ISS). In the second quarter of 2022, we successfully completed the uncrewed Orbital Flight Test. During 2023, we increased the reach-forward loss by $288 primarily as a result of delaying the Crewed Flight Test (CFT) following notification by a parachute supplier of an issue identified through testing. The CFT launched on June 5, 2024, and docked with the ISS. The Starliner spacecraft had a minimum mission duration of 8 days. Its return to Earth was delayed to allow time to perform further testing of propulsion system anomalies. As a result of the CFT delays, during the three months ended June 30, 2024, we increased the reach-forward loss on the program by $125. At June 30, 2024, we had approximately $238 of capitalized precontract costs and $148 of potential termination liabilities to suppliers related to fixed-price unauthorized future missions. Risk remains that we may record additional losses in future periods.

Note 13 – Liabilities, Commitments and Contingencies
Accrued Liabilities
Accrued liabilities at December 31 consisted of the following:

	2023	2022
Accrued compensation and employee benefit costs	$6,721	$6,351
737 MAX customer concessions and other considerations	1,327	1,864
Other customer concessions and considerations	1,300	1,102
Environmental	844	752
Product warranties	2,448	2,275
Forward loss recognition	4,699	4,060
Accrued interest payable	652	599
Current portion of lease liabilities	296	276
Current portion of retiree healthcare and pension liabilities	473	494
Other	3,571	3,808

Total	$22,331	$21,581

737 MAX Customer Concessions and Other Considerations
The following table summarizes changes in the 737 MAX customer concessions and other considerations liability during 2023 and 2022.

	2023	2022
Beginning balance – January 1	$1,864	$2,940
Reductions for payments made	(449)	(1,031)
Reductions for concessions and other in-kind considerations	(61)	(29)
Changes in estimates	(27)	(16)

Ending balance – December 31	$1,327	$1,864

At December 31, 2023, $0.1 billion of the liability balance remains subject to negotiations with customers. We expect to pay $0.6 billion in 2024 while the remaining amounts are expected to be liquidated by lower customer delivery payments.
Environmental
The following table summarizes changes in environmental remediation liabilities during the years ended December 31, 2023 and 2022.

	2023	2022
Beginning balance – January 1	$752	$605
Reductions for payments made, net of recoveries	(79)	(43)
Changes in estimates	171	190

Ending balance – December 31	$844	$752

The liabilities recorded represent our best estimate or the low end of a range of reasonably possible costs expected to be incurred to remediate sites, including operation and maintenance over periods of up to 30 years. It is reasonably possible that we may incur costs that exceed these recorded amounts because of regulatory agency orders and directives, changes in laws and/or regulations, higher than expected costs and/or the discovery of new or additional contamination. As part of our estimating process, we develop a range of reasonably possible alternate scenarios that includes the high end of a range of reasonably possible cost estimates for all remediation sites for which we have sufficient information based on our experience and existing laws and regulations. There are some potential remediation obligations where the costs of remediation cannot be reasonably estimated. At December 31, 2023 and 2022, the high end of the estimated range of reasonably possible remediation costs exceeded our recorded liabilities by $1,030 and $1,058.
Product Warranties
The following table summarizes changes in product warranty liabilities recorded during the years ended December 31, 2023 and 2022.

	2023	2022
Beginning balance – January 1	$2,275	$1,900
Additions for current year deliveries	164	202
Reductions for payments made	(320)	(403)
Changes in estimates	329	576

Ending balance – December 31	$2,448	$2,275

Commercial Aircraft
Trade-In
Commitments
In conjunction with signing definitive agreements for the sale of new aircraft, we have entered into trade-in
commitments with certain customers that give them the right to trade in used aircraft at a specified price. The probability that trade-in
commitments will be exercised is determined by using both quantitative information from valuation sources and qualitative information from other sources. The probability of exercise is assessed quarterly, or as events trigger a change, and takes into consideration the current economic and airline industry environments.
Trade-in
commitments, which can be terminated by mutual consent with the customer, may be exercised only during the period specified in the agreement and require advance notice by the customer.

Trade-in
commitment agreements at December 31, 2023 have expiration dates from 2024 through 2030. At December 31, 2023 and 2022, total contractual trade-in
commitments were $1,415 and $1,117. As of December 31, 2023 and 2022, we estimated that it was probable we would be obligated to perform on certain of these commitments with net amounts payable to customers totaling $407 and $286, and the fair value of the related trade-in
aircraft was $407 and $286.
Financing Commitments
Financing commitments related to aircraft on order, including options and those proposed in sales campaigns, and refinancing of delivered aircraft, totaled $17,003 and $16,105 as of December 31, 2023 and 2022. The estimated earliest potential funding dates for these commitments as of December 31, 2023 are as follows:

Total
2024	$1,946
2025	3,098
2026	4,829
2027	2,421
2028	1,641
Thereafter	3,068

$17,003

As of December 31, 2023, all of these financing commitments relate to customers we believe have less than investment-grade credit. We have concluded that no reserve for future potential losses is required for these financing commitments based upon the terms, such as collateralization and interest rates, under which funding would be provided.
Other Financial Commitments
We have financial commitments to make additional capital contributions totaling $264 related to certain joint ventures over the next nine years.
Standby Letters of Credit and Surety Bonds
We have entered into standby letters of credit and surety bonds with financial institutions primarily relating to the guarantee of our future performance on certain contracts and security agreements. Contingent liabilities on outstanding letters of credit agreements and surety bonds aggregated approximately $4,548 and $5,070 as of December 31, 2023 and 2022.
Company Owned Life Insurance
McDonnell Douglas Corporation insured its executives with Company Owned Life Insurance (COLI), which are life insurance policies with a cash surrender value. Although we do not use COLI currently, these obligations from the merger with McDonnell Douglas are still a commitment at this time. We have loans in place to cover costs paid or incurred to carry the underlying life insurance policies. As of December 31, 2023 and 2022, the cash surrender value was $360 and $376 and the total loans were $334 and $346. As we have the right to offset the loans against the cash surrender value of the policies, we present the net asset in Other assets on the Consolidated Statements of Financial Position as of December 31, 2023 and 2022.

Supply Chain Financing Programs
The Company has supply chain financing programs in place under which participating suppliers may elect to obtain payment from an intermediary. The Company confirms the validity of invoices from participating suppliers and agrees to pay the intermediary an amount based on invoice totals. The majority of amounts payable under these programs are due within 30 to 90 days but may extend up to 12 months. At December 31, 2023 and 2022, Accounts payable included $2.9 billion and $2.5 billion payable to suppliers who have elected to participate in these programs. We do not believe that future changes in the availability of supply chain financing would have a significant impact on our liquidity.
Government Assistance
Certain states and localities in which we operate offer or have offered various business incentives related to investment and/or job creation. Between 2010 and 2016, we received cash grants totaling $346 related to our investment in operations in South Carolina. The grants were recorded in Accrued liabilities and are being amortized, primarily to inventory, over the useful life of the Property, plant and equipment extending through 2052. During 2023 and 2022, we amortized $10 and $11 to Inventories, and recorded a benefit of $12 and $5 in cost of sales. At December 31, 2023 and 2022, Inventories included a benefit of $62 and $64 and Accrued liabilities included a balance of $97 and $106.
We are eligible to claim tax refunds from the State of Missouri and City of Irving, Texas primarily related to job creation and retention through 2031. During 2023 and 2022, we received $22 and $30 in cash and recorded a benefit of $28 and $21 in cost of sales. At December 31, 2023 and 2022, Other current assets includes receivables of $26 and $20. As of December 31, 2023, $60 of refunds, plus interest, is subject to clawback if we fail to meet certain conditions, including employment levels.
We are eligible to claim cash grants through 2032 of up to $62, related to operations in Queensland, Australia. During 2023 and 2022, $5 and $7 cash was received and recorded as a benefit in cost of sales. At December 31, 2023, $4 is subject to clawback if we fail to meet certain conditions, including employment levels.
Industrial Revenue Bonds (IRB) issued by St. Louis County and the city of St. Charles, Missouri were used to finance the purchase and/or construction of real and personal property at our St. Louis and St. Charles sites. Tax benefits associated with IRBs include twelve-year property tax abatements and sales tax exemptions from St. Louis County and a 22 year property tax abatement and sales tax exemption from the city of St. Charles. We record these properties on our Consolidated Statements of Financial Position. We have also purchased the IRBs, and therefore, are the bondholders as well as the borrower/lessee of the properties purchased with the IRB proceeds. The liabilities and IRB assets are equal and are reported net in the Consolidated Statements of Financial Position. As of December 31, 2023 and 2022, the assets and liabilities associated with the IRBs were $333 and $271.
Recoverable Costs on Government Contracts
Our final incurred costs for each year are subject to audit and review for allowability by the U.S. government, which can result in payment demands related to costs they believe should be disallowed. We work with the U.S. government to assess the merits of claims and where appropriate reserve for amounts disputed. If we are unable to satisfactorily resolve disputed costs, we could be required to record an earnings charge and/or provide refunds to the U.S. government.
Fixed-Price Contracts
Long-term contracts that are contracted on a fixed-price basis could result in losses in future periods. Certain of the fixed-price contracts are for the development of new products, services and related technologies. This development work scope is inherently uncertain and subject to significant variability in estimates of the cost and time required to complete the work by us and our suppliers. The operational and technical complexities of fixed-price development contracts create financial risk, which could trigger additional earnings charges, termination provisions, order cancellations, or other financially significant exposure.
VC-25B
Presidential Aircraft
The Company’s firm fixed-price contract for the Engineering and Manufacturing Development (EMD) effort on the U.S. Air Force’s (USAF)
VC-25B
Presidential Aircraft, commonly known as Air Force One, is a $4 billion program to develop and modify two
747-8
commercial aircraft. During 2022, we increased the reach-forward loss on the contract by $1,452. This year we made progress completing engineering and production requirements. During 2023, we increased the reach-forward loss on the contract by $482 driven by engineering changes to support the build and installation process; the resolution of supplier negotiations; and factory performance related to labor instability. While we have provisioned for all of our anticipated costs to complete the contract, risk remains that we may record additional losses in future periods.
KC-46A
Tanker
In 2011, we were awarded a contract from the USAF to design, develop, manufacture, and deliver four next generation aerial refueling tankers as well as priced options for 13 annual production lots totaling 179 aircraft. Since 2016, the USAF has authorized ten low rate initial production (LRIP) lots for a total of 139 aircraft, including lots 9 and 10 that were authorized in 2023. The EMD contract and authorized LRIP lots total approximately $27 billion as of December 31, 2023.
During 2022, we increased the reach-forward loss on the
KC-46A
Tanker program by $1,374. During 2023, we increased the reach-forward loss on the
KC-46A
Tanker program by $309 primarily resulting from factory disruption and additional rework due to a supplier quality issue. As of December 31, 2023, we had approximately $125 of capitalized precontract costs and $48 of potential termination liabilities to suppliers related to unexercised future lots. Risk remains that we may record additional losses in future periods.
MQ-25
In the third quarter of 2018, we were awarded the
MQ-25
EMD contract by the U.S. Navy. The contract is a fixed-price contract that now includes development and delivery of seven aircraft and test articles at a contract price of $890. In connection with winning the competition, we recognized a reach-forward loss of $291 in the third quarter of 2018. During 2022, we increased the
MQ-25
reach-forward loss by $579. During 2023, we increased the reach-forward loss by $231 primarily driven by production and flight testing delays as well as higher than anticipated production costs to complete EMD aircraft attributable to recent factory performance. Risk remains that we may record additional losses in future periods.
T-7A
Red Hawk EMD Contract & Production Options
In 2018, we were awarded the
T-7A
Red Hawk program. The EMD portion of the contract is a $860 fixed-price contract and includes five aircraft and seven simulators. During the year ended December 31, 2022, we recorded earnings charges of $203 related to the
T-7A
Red Hawk fixed-price EMD contract, which had a reach-forward loss at December 31, 2022. The production portion of the contract includes 11 production lots for aircraft and related services for 346
T-7A
Red Hawk aircraft that we believe are probable of being exercised. We expect the first production and support contract option to be exercised in 2025. During 2022, we increased the reach-forward loss by $552. During 2023, we increased the reach-forward loss by $275 primarily reflecting higher estimated production costs. At December 31, 2023, we had approximately $185 of capitalized precontract costs and $249 of potential termination liabilities to suppliers related to future production lots. Risk remains that we may record additional losses in future periods.
Commercial Crew
National Aeronautics and Space Administration (NASA) has contracted us to design and build the
CST-100
Starliner spacecraft to transport crews to the International Space Station and in the second quarter of 2022 we successfully completed the uncrewed Orbital Flight Test. During 2022, we increased the reach-forward loss by $288. During 2023, we also increased the reach-forward loss by $288 primarily as a result of delaying the crewed flight test previously scheduled for July 2023 following notification by a parachute supplier of an issue identified through testing. A crewed flight test is now planned for April 2024. At December 31, 2023, we had approximately $226 of capitalized precontract costs and $160 of potential termination liabilities to suppliers related to unauthorized future missions. Risk remains that we may record additional losses in future periods.